Shareholders equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022
IfrsStatementLineItems [Line Items]
At January 1, 2022	$ 1,644,280	$ 1,621,244	$ 2,482,186
Translation adjustment on foreign subsidiaries	65,243	(64,575)	(138,840)
Cash flow hedge accounting	(331)
Changes in fair value of financial liabilities related to changes in the Company's own credit risk		(7,441)	(875)
Changes in fair value of investments in equity instruments	(3,608)
At December 31, 2022	1,710,254	1,644,280	1,621,244
Attributable to NEXA's shareholders	1,442,245	1,386,273		$ 32,456
Attributable to non-controlling interests	268,009	258,007
Reserve of cash flow hedges including non controlling interest [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	(334,318)	(269,743)	(130,903)
Translation adjustment on foreign subsidiaries	65,243	(64,575)	(138,840)
At December 31, 2022	(269,075)	(334,318)	(269,743)
Reserve of cash flow hedges including non controlling interest [member] [Default Label]
IfrsStatementLineItems [Line Items]
At January 1, 2022	1,593	1,266	1,263
Cash flow hedge accounting	(331)	327	3
At December 31, 2022	1,262	1,593	1,266
Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	(10,948)	(875)
Changes in fair value of financial liabilities related to changes in the Company's own credit risk	343	(7,441)	(875)
Changes in fair value of investments in equity instruments	(3,608)	(2,632)
At December 31, 2022	(14,213)	(10,948)	(875)
Accumulated other comprehensive income including non controlling interest [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	(343,673)	(269,352)	(129,640)
At December 31, 2022	(282,026)	$ (343,673)	$ (269,352)
Attributable to NEXA's shareholders	(243,124)
Attributable to non-controlling interests	$ (38,902)